Operations, Divestments, Sale of Azaleia Empreendimentos e Participacoes S.A. (Azaleia) (Details) - BRL (R$) R$ in Thousands		12 Months Ended
	May 05, 2015	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Divestments [Abstract]
Loss on divestiture		R$ 0	R$ 0	R$ (12,087)
Azaleia [Member]
Divestments [Abstract]
Ownership interest sold	100.00%
Sale consideration received	R$ 30,300
Loss on divestiture	R$ 1,445
Geo Vision Solacoes Ambientais e Energia S.A. [Member]
Divestments [Abstract]
Accounts payable from acquisition			39,800
Offset of accounts receivable			R$ 41,300